Long-Term Debt (Loss on Extinguishment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss On Extinguishment Of Debt [Abstract]
Redemption Premium Paid	$ 0	$ 5,198
Write-off of deferred financing costs	1,240	11,726
Loss on extinguishment of debt	$ 1,240	$ 16,924